Thrivent Mid Cap Value ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Thrivent Mid Cap Value ETF | None
Prospectus [Line Items]
Annual Return [Percent]	9.56%	13.30%	(5.35%)	32.02%